UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
China — 57.7%
Food Products — 11.2%
China Mengniu Dairy Co., Ltd.	731,000	$2,267,321
Dali Foods Group Co., Ltd.(1)	2,853,500	2,106,488
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	868,127
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	523,543	1,809,716
Tingyi (Cayman Islands) Holding Corp.	2,074,000	2,689,929

		$9,741,581

Gas Utilities — 4.0%
China Resources Gas Group, Ltd.	850,000	$3,444,616

		$3,444,616

Health Care Equipment & Supplies — 1.2%
AK Medical Holdings, Ltd.(1)	1,590,000	$1,052,252

		$1,052,252

Health Care Providers & Services — 1.6%
Sinopharm Group Co., Ltd., Class H	275,600	$1,359,770

		$1,359,770

Hotels, Restaurants & Leisure — 3.8%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,351,500	$1,955,143
Yum China Holdings, Inc.	38,367	1,374,690

		$3,329,833

Household Durables — 4.2%
Haier Electronics Group Co., Ltd.	1,278,000	$2,993,443
Zhejiang Supor Co., Ltd., Class A	87,900	684,211

		$3,677,654

Insurance — 7.8%
China Pacific Insurance (Group) Co., Ltd., Class H	436,800	$1,556,175
Ping An Insurance (Group) Co. of China, Ltd., Class H	531,000	5,174,842

		$6,731,017

Interactive Media & Services — 9.2%
Tencent Holdings, Ltd.	200,700	$8,023,711

		$8,023,711

IT Services — 1.1%
TravelSky Technology, Ltd., Class H	351,000	$947,609

		$947,609

Personal Products — 1.7%
Hengan International Group Co., Ltd.	178,000	$1,460,881

		$1,460,881

Pharmaceuticals — 0.7%
Sino Biopharmaceutical, Ltd.	654,500	$600,971

		$600,971

1

Security	Shares	Value
Real Estate Management & Development — 3.6%
China Overseas Land & Investment, Ltd.	878,000	$3,078,953

		$3,078,953

Textiles, Apparel & Luxury Goods — 3.8%
ANTA Sports Products, Ltd.	713,000	$3,267,265

		$3,267,265

Wireless Telecommunication Services — 3.8%
China Mobile, Ltd.	331,500	$3,304,475

		$3,304,475

Total China (identified cost $34,723,728)		$50,020,588

Hong Kong — 28.2%
Capital Markets — 4.4%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$3,805,779

		$3,805,779

Equity Real Estate Investment Trusts (REITs) — 4.2%
Link REIT	379,000	$3,617,442

		$3,617,442

Food & Staples Retailing — 1.9%
Dairy Farm International Holdings, Ltd.	191,302	$1,687,170

		$1,687,170

Food Products — 1.3%
Vitasoy International Holdings, Ltd.	270,000	$1,093,720

		$1,093,720

Hotels, Restaurants & Leisure — 3.2%
Sands China, Ltd.	634,400	$2,766,434

		$2,766,434

Insurance — 9.7%
AIA Group, Ltd.	1,026,800	$8,435,555

		$8,435,555

Real Estate Management & Development — 2.5%
CK Asset Holdings, Ltd.	303,856	$2,194,736

		$2,194,736

Textiles, Apparel & Luxury Goods — 1.0%
Samsonite International SA(1)	285,900	$866,055

		$866,055

Total Hong Kong (identified cost $15,842,037)		$24,466,891

Taiwan — 13.4%
Banks — 2.1%
CTBC Financial Holding Co., Ltd.	2,782,881	$1,853,883

		$1,853,883

2

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.5%
Largan Precision Co., Ltd.	12,000	$1,327,381

		$1,327,381

Food & Staples Retailing — 3.6%
President Chain Store Corp.	297,000	$3,074,512

		$3,074,512

Insurance — 1.8%
Cathay Financial Holding Co., Ltd.	994,929	$1,574,452

		$1,574,452

Multiline Retail — 1.4%
Poya International Co., Ltd.	123,462	$1,199,230

		$1,199,230

Semiconductors & Semiconductor Equipment — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	350,839	$2,591,049

		$2,591,049

Total Taiwan (identified cost $7,856,556)		$11,620,507

Total Common Stocks — 99.3% (identified cost $58,422,321)		$86,107,986

Other Assets, Less Liabilities — 0.7%		$648,013

Net Assets — 100.0%		$86,755,999

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $5,979,938 or 6.9% of the Fund’s net assets.

The Fund did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$11,328,186		$—	$11,328,186
Consumer Discretionary	1,374,690	13,731,781		—	15,106,471
Consumer Staples	—	17,057,864		—	17,057,864
Financials	—	22,400,686		—	22,400,686
Health Care	—	3,012,993		—	3,012,993
Information Technology	—	4,866,039		—	4,866,039
Real Estate	—	8,891,131		—	8,891,131
Utilities	—	3,444,616		—	3,444,616
Total Common Stocks	$1,374,690	$84,733,296	*	$—	$86,107,986
Total Investments	$1,374,690	$84,733,296		$—	$86,107,986

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 50.9%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	12,806	$4,440,609
General Dynamics Corp.	11,158	2,063,003
Lockheed Martin Corp.	9,383	2,818,935
Northrop Grumman Corp.	8,263	2,147,388
Raytheon Co.	13,444	2,357,271
United Technologies Corp.	14,210	1,731,346

		$15,558,552

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	24,858	$2,295,139

		$2,295,139

Auto Components — 0.1%
Aptiv PLC	10,314	$741,577
Garrett Motion, Inc.(1)	2,286	26,289

		$767,866

Automobiles — 0.5%
Ford Motor Co.	115,410	$1,086,008
General Motors Co.	33,841	1,284,266
Tesla, Inc.(1)	3,965	1,389,653

		$3,759,927

Banks — 3.2%
Bank of America Corp.	113,987	$3,237,231
BB&T Corp.	29,361	1,500,347
Citigroup, Inc.	50,312	3,259,715
Fifth Third Bancorp	37,656	1,051,732
Huntington Bancshares, Inc.	79,930	1,166,179
JPMorgan Chase & Co.	40,685	4,523,765
M&T Bank Corp.	6,685	1,129,832
People’s United Financial, Inc.	64,833	1,093,084
PNC Financial Services Group, Inc. (The)	9,435	1,281,084
SunTrust Banks, Inc.	14,725	923,110
U.S. Bancorp	26,682	1,453,102
Wells Fargo & Co.	72,373	3,928,406

		$24,547,587

Beverages — 0.1%
PepsiCo, Inc.	6,394	$779,684

		$779,684

Biotechnology — 0.9%
AbbVie, Inc.	18,165	$1,712,414
Amgen, Inc.	7,888	1,642,676
Biogen, Inc.(1)	3,379	1,127,640

1

Security	Shares	Value
Gilead Sciences, Inc.	15,670	$1,127,300
Vertex Pharmaceuticals, Inc.(1)	5,958	1,077,147

		$6,687,177

Building Products — 0.2%
A.O. Smith Corp.	38,281	$1,813,754

		$1,813,754

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	35,638	$1,828,586
BlackRock, Inc.	3,750	1,605,037
Charles Schwab Corp. (The)	25,576	1,145,805
CME Group, Inc.	5,707	1,084,787
Goldman Sachs Group, Inc. (The)	5,531	1,054,706
Intercontinental Exchange, Inc.	11,525	941,823
Morgan Stanley	20,838	924,999
S&P Global, Inc.	5,600	1,024,016
State Street Corp.	9,274	677,187

		$10,286,946

Chemicals — 2.2%
Air Products and Chemicals, Inc.	5,146	$827,837
Celanese Corp., Series A	13,648	1,377,493
DowDuPont, Inc.	63,353	3,664,971
Eastman Chemical Co.	7,451	587,288
Ecolab, Inc.	7,259	1,164,997
International Flavors & Fragrances, Inc.	9,588	1,357,949
Linde PLC	7,747	1,232,160
LyondellBasell Industries NV, Class A	7,059	658,675
PPG Industries, Inc.	17,942	1,961,599
RPM International, Inc.	44,641	2,944,074
Sherwin-Williams Co. (The)	2,189	928,289

		$16,705,332

Communications Equipment — 0.9%
Cisco Systems, Inc.	105,650	$5,057,465
InterDigital, Inc.	26,888	2,023,591

		$7,081,056

Consumer Finance — 0.6%
American Express Co.	21,831	$2,450,966
Capital One Financial Corp.	18,761	1,682,486
Discover Financial Services	10,825	771,823

		$4,905,275

Containers & Packaging — 1.4%
Ball Corp.	18,650	$915,902
Crown Holdings, Inc.(1)	55,259	2,833,682
International Paper Co.	13,376	617,837
Packaging Corp. of America	10,748	1,051,369
Sealed Air Corp.	56,242	2,054,520
Sonoco Products Co.	26,512	1,525,501
WestRock Co.	35,339	1,664,820

		$10,663,631

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,202,621

		$1,202,621

2

Security	Shares	Value
Diversified Consumer Services — 0.1%
TAL Education Group ADR(1)	26,730	$750,311

		$750,311

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	20,332	$4,437,256

		$4,437,256

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	58,680	$1,833,163
Verizon Communications, Inc.	28,449	1,715,475

		$3,548,638

Electric Utilities — 0.1%
NextEra Energy, Inc.	4,769	$866,575

		$866,575

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	13,259	$1,228,844

		$1,228,844

Energy Equipment & Services — 0.4%
Halliburton Co.	27,178	$854,205
Schlumberger, Ltd.	22,107	997,026
Unit Corp.(1)	59,258	1,232,566

		$3,083,797

Entertainment — 0.6%
Activision Blizzard, Inc.	17,583	$877,040
Netflix, Inc.(1)	6,200	1,774,006
Walt Disney Co. (The)	13,020	1,503,680

		$4,154,726

Food & Staples Retailing — 0.2%
Walmart, Inc.	14,872	$1,452,251

		$1,452,251

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	21,145	$1,565,787
Baxter International, Inc.	14,973	1,026,399
Becton, Dickinson and Co.	4,420	1,117,155
Boston Scientific Corp.(1)	30,732	1,157,674
Danaher Corp.	10,746	1,177,117
Intuitive Surgical, Inc.(1)	2,089	1,108,987
Medtronic PLC	16,182	1,578,231
Stryker Corp.	6,649	1,166,634

		$9,897,984

Health Care Providers & Services — 1.1%
Anthem, Inc.	4,273	$1,239,469
Cigna Corp.	5,620	1,255,396
CVS Health Corp.	14,785	1,185,757
Humana, Inc.	3,427	1,129,094
UnitedHealth Group, Inc.	11,245	3,163,893

		$7,973,609

3

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	15,318	$923,522
Marriott International, Inc., Class A	9,029	1,038,606
McDonald’s Corp.	16,215	3,056,690
Starbucks Corp.	30,627	2,043,433

		$7,062,251

Industrial Conglomerates — 0.9%
3M Co.	16,194	$3,367,056
Honeywell International, Inc.	22,865	3,355,439

		$6,722,495

Insurance — 1.9%
Aflac, Inc.	17,242	$788,649
American International Group, Inc.	24,626	1,065,075
Aon PLC	12,000	1,981,320
Brown & Brown, Inc.	56,336	1,634,871
Chubb, Ltd.	12,882	1,722,839
Marsh & McLennan Cos., Inc.	19,817	1,757,768
MetLife, Inc.	30,079	1,342,426
Progressive Corp. (The)	21,839	1,447,707
Prudential Financial, Inc.	12,619	1,183,157
Travelers Cos., Inc. (The)	12,122	1,580,345

		$14,504,157

Interactive Media & Services — 2.1%
Alphabet, Inc., Class A(1)	3,695	$4,100,157
Alphabet, Inc., Class C(1)	3,855	4,219,028
Autohome, Inc. ADR	13,140	1,081,948
Baidu, Inc. ADR(1)	5,330	1,003,532
Facebook, Inc., Class A(1)	31,372	4,411,217
Tencent Holdings, Ltd.	26,600	1,063,431

		$15,879,313

Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding, Ltd. ADR(1)	8,300	$1,335,138
Amazon.com, Inc.(1)	5,181	8,756,771
Booking Holdings, Inc.(1)	753	1,424,585
eBay, Inc.(1)	57,794	1,725,151

		$13,241,645

IT Services — 3.8%
Accenture PLC, Class A	11,824	$1,945,284
Automatic Data Processing, Inc.	12,328	1,817,394
Cognizant Technology Solutions Corp., Class A	23,028	1,640,284
DXC Technology Co.	25,250	1,591,760
Fidelity National Information Services, Inc.	13,807	1,490,466
Fiserv, Inc.(1)	29,198	2,310,438
International Business Machines Corp.	31,400	3,902,078
Jack Henry & Associates, Inc.	10,420	1,455,674
Mastercard, Inc., Class A	23,519	4,728,965
Paychex, Inc.	18,639	1,318,896
PayPal Holdings, Inc.(1)	17,268	1,481,767
Visa, Inc., Class A	37,411	5,301,513

		$28,984,519

4

Security	Shares	Value
Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	3,255	$1,098,563
Thermo Fisher Scientific, Inc.	4,859	1,212,563

		$2,311,126

Machinery — 2.6%
Caterpillar, Inc.	19,353	$2,625,621
Cummins, Inc.	12,727	1,922,541
Deere & Co.	14,644	2,268,063
Donaldson Co., Inc.	29,167	1,634,519
Dover Corp.	26,858	2,279,975
Illinois Tool Works, Inc.	19,409	2,698,821
PACCAR, Inc.	33,147	2,062,406
Stanley Black & Decker, Inc.	14,347	1,877,305
Xylem, Inc.	29,918	2,183,416

		$19,552,667

Media — 0.5%
Charter Communications, Inc., Class A(1)	3,851	$1,267,749
Comcast Corp., Class A	40,334	1,573,429
Omnicom Group, Inc.	11,286	868,684

		$3,709,862

Metals & Mining — 0.5%
Kaiser Aluminum Corp.	23,168	$2,264,209
Newmont Mining Corp.	55,887	1,807,385

		$4,071,594

Multiline Retail — 0.1%
Target Corp.	10,326	$732,733

		$732,733

Oil, Gas & Consumable Fuels — 5.3%
Arch Coal, Inc., Class A	31,946	$2,596,251
Carrizo Oil & Gas, Inc.(1)	107,241	1,834,894
Chevron Corp.	25,769	3,064,965
ConocoPhillips	53,301	3,527,460
EOG Resources, Inc.	27,223	2,812,408
Exxon Mobil Corp.	48,672	3,869,424
Green Plains, Inc.	88,321	1,435,216
Gulfport Energy Corp.(1)	232,516	1,981,036
Kinder Morgan, Inc.	80,082	1,367,000
Marathon Petroleum Corp.	28,117	1,832,104
Occidental Petroleum Corp.	29,094	2,044,435
Phillips 66	13,279	1,241,852
Renewable Energy Group, Inc.(1)	113,552	3,060,226
Ring Energy, Inc.(1)	218,173	1,525,029
Royal Dutch Shell PLC, Class A	79,229	2,400,486
SemGroup Corp., Class A	69,307	1,124,853
Ship Finance International, Ltd.	95,003	1,233,139
Valero Energy Corp.	13,238	1,057,716
World Fuel Services Corp.	99,368	2,562,701

		$40,571,195

5

Security	Shares	Value
Pharmaceuticals — 1.9%
Allergan PLC	6,093	$954,164
Bristol-Myers Squibb Co.	19,300	1,031,778
Eli Lilly & Co.	11,614	1,377,885
Johnson & Johnson	26,578	3,904,308
Merck & Co., Inc.	33,347	2,645,751
Pfizer, Inc.	69,152	3,196,897
Zoetis, Inc.	12,835	1,204,821

		$14,315,604

Professional Services — 0.2%
IHS Markit, Ltd.(1)	29,815	$1,591,227

		$1,591,227

Road & Rail — 0.6%
CSX Corp.	22,129	$1,607,229
Union Pacific Corp.	18,717	2,878,300

		$4,485,529

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	51,200	$1,908,736
Broadcom, Inc.	4,897	1,162,597
Intel Corp.	88,936	4,385,434
Micron Technology, Inc.(1)	38,753	1,494,316
MKS Instruments, Inc.	22,676	1,779,159
NVIDIA Corp.	8,759	1,431,483
QUALCOMM, Inc.	18,442	1,074,431
Silicon Laboratories, Inc.(1)	14,005	1,237,622
Texas Instruments, Inc.	16,098	1,607,385

		$16,081,163

Software — 2.8%
Adobe, Inc.(1)	7,746	$1,943,394
CDK Global, Inc.	26,120	1,316,448
Citrix Systems, Inc.(1)	13,323	1,451,807
Intuit, Inc.	7,535	1,616,484
Microsoft Corp.	92,872	10,298,576
Oracle Corp.	73,973	3,606,924
salesforce.com, inc.(1)	8,707	1,243,011

		$21,476,644

Specialty Retail — 0.8%
Home Depot, Inc. (The)	20,387	$3,676,184
Lowe’s Cos., Inc.	11,067	1,044,393
TJX Cos., Inc. (The)	32,852	1,604,820

		$6,325,397

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	61,058	$10,903,738
Hewlett Packard Enterprise Co.	161,363	2,420,445
HP, Inc.	54,427	1,251,821

		$14,576,004

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	24,416	$1,834,130

		$1,834,130

6

Security	Shares	Value
Thrifts & Mortgage Finance — 0.2%
Northwest Bancshares, Inc.	80,184	$1,437,699

		$1,437,699

Tobacco — 0.1%
Philip Morris International, Inc.	11,064	$957,368

		$957,368

Trading Companies & Distributors — 0.3%
Watsco, Inc.	12,348	$1,897,888

		$1,897,888

Total Common Stocks (identified cost $323,897,318)		$386,770,748

U.S. Treasury Obligations — 8.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.75%, 8/15/19	$2,956	$2,917,236
1.25%, 3/31/21	5,897	5,693,867
1.375%, 1/15/20	3,520	3,467,062
1.375%, 2/29/20	4,732	4,651,200
1.375%, 4/30/20	3,000	2,941,933
1.375%, 5/31/20	3,571	3,497,418
1.375%, 4/30/21	2,400	2,320,266
1.50%, 5/31/20	3,666	3,596,644
1.50%, 6/15/20	3,500	3,432,256
1.625%, 7/31/19	2,327	2,311,766
1.625%, 12/31/19	3,660	3,616,582
1.625%, 6/30/20	3,300	3,240,510
2.00%, 7/31/20	3,500	3,454,678
2.00%, 11/30/20	4,824	4,749,203
2.125%, 8/31/20	4,350	4,299,519
2.25%, 4/30/21	4,600	4,541,512
2.625%, 11/15/20	2,885	2,874,615
3.50%, 5/15/20	4,518	4,563,823

Total U.S. Treasury Obligations (identified cost $66,896,682)		$66,170,090

Exchange-Traded Funds (2) — 21.9%

Security	Shares	Value
Equity Funds — 1.8%
iShares MSCI China ETF	171,930	$9,882,537
iShares MSCI Taiwan ETF	112,600	3,749,580

		$13,632,117

7

Security	Shares	Value
Fixed Income Funds — 18.6%
iShares 0-5 Year High Yield Corporate Bond ETF	1,172,660	$53,789,914
iShares MBS ETF	166,000	17,129,540
ProShares High Yield-Interest Rate Hedged ETF	622,000	40,884,060
WisdomTree Interest Rate Hedged High Yield Bond Fund	1,252,000	29,371,920

		$141,175,434

Short-Term Fixed Income Funds — 1.5%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,048,315

		$11,048,315

Total Exchange-Traded Funds (identified cost $171,708,440)		$165,855,866

Short-Term Investments — 18.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(3)	137,119,576	$137,105,864

Total Short-Term Investments (identified cost $137,113,854)		$137,105,864

Total Investments — 99.6% (identified cost $699,616,294)		$755,902,568

Other Assets, Less Liabilities — 0.4%		$3,309,312

Net Assets — 100.0%		$759,211,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $507,285.

8

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Equity Futures
MSCI Emerging Markets Index	610	Long	12/21/18	$30,487,800	$(832,022)

					$(832,022)

Abbreviations:

ADR	-	American Depositary Receipt

At November 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At November 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $832,022.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$26,229,108	$1,063,431		$—	$27,292,539
Consumer Discretionary	35,676,881	—		—	35,676,881
Consumer Staples	3,189,303	—		—	3,189,303
Energy	41,254,506	2,400,486		—	43,654,992
Financials	60,118,920	—		—	60,118,920
Health Care	41,185,500	—		—	41,185,500
Industrials	53,917,251	—		—	53,917,251
Information Technology	89,428,230	—		—	89,428,230
Materials	31,440,557	—		—	31,440,557
Utilities	866,575	—		—	866,575
Total Common Stocks	$383,306,831	$3,463,917	*	$—	$386,770,748

9

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$66,170,090	$—	$66,170,090
Exchange-Traded Funds	165,855,866	—	—	165,855,866
Short-Term Investments	—	137,105,864	—	137,105,864
Total Investments	$549,162,697	$206,739,871	$—	$755,902,568

Liability Description
Futures Contracts	$(832,022)	$—	$—	$(832,022)
Total	$(832,022)	$—	$—	$(832,022)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 80.6%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	15,449	$5,357,095
BWX Technologies, Inc.	31,791	1,437,589
General Dynamics Corp.	9,498	1,756,085
Hexcel Corp.	33,789	2,083,768
Lockheed Martin Corp.	9,189	2,760,651
Northrop Grumman Corp.	13,384	3,478,234
Raytheon Co.	11,893	2,085,319
Textron, Inc.	36,210	2,032,829
TransDigm Group, Inc.(1)	6,779	2,451,761
United Technologies Corp.	37,112	4,521,726

		$27,965,057

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	22,966	$2,120,451
Expeditors International of Washington, Inc.	33,748	2,567,885
FedEx Corp.	10,151	2,324,579
United Parcel Service, Inc., Class B	33,373	3,847,573

		$10,860,488

Auto Components — 0.3%
Aptiv PLC	37,223	$2,676,334
Garrett Motion, Inc.(1)	2,914	33,511

		$2,709,845

Automobiles — 0.7%
Ford Motor Co.	194,793	$1,833,002
General Motors Co.	58,031	2,202,276
Tesla, Inc.(1)	6,893	2,415,859

		$6,451,137

Banks — 3.9%
Bank of America Corp.	184,022	$5,226,225
BB&T Corp.	46,588	2,380,647
Citigroup, Inc.	74,362	4,817,914
JPMorgan Chase & Co.	75,358	8,379,056
PNC Financial Services Group, Inc. (The)	13,424	1,822,710
SunTrust Banks, Inc.	48,474	3,038,835
U.S. Bancorp	81,541	4,440,723
Wells Fargo & Co.	116,392	6,317,758

		$36,423,868

Beverages — 0.2%
PepsiCo, Inc.	17,797	$2,170,166

		$2,170,166

Biotechnology — 1.5%
AbbVie, Inc.	33,136	$3,123,731
Amgen, Inc.	14,973	3,118,127

Security	Shares	Value
Biogen, Inc.(1)	5,950	$1,985,634
Celgene Corp.(1)	18,253	1,318,232
Gilead Sciences, Inc.	29,130	2,095,612
Vertex Pharmaceuticals, Inc.(1)	11,286	2,040,396

		$13,681,732

Building Products — 0.8%
A.O. Smith Corp.	36,853	$1,746,095
Fortune Brands Home & Security, Inc.	37,178	1,628,396
Johnson Controls International PLC	59,715	2,076,888
Masco Corp.	54,940	1,741,049
Resideo Technologies, Inc.(1)	4,857	100,200

		$7,292,628

Capital Markets — 3.4%
Ameriprise Financial, Inc.	13,077	$1,696,741
Bank of New York Mellon Corp. (The)	36,296	1,862,348
BlackRock, Inc.	3,651	1,562,664
Charles Schwab Corp. (The)	36,162	1,620,058
CME Group, Inc.	18,788	3,571,223
Goldman Sachs Group, Inc. (The)	8,228	1,568,997
Intercontinental Exchange, Inc.	37,950	3,101,274
Moody’s Corp.	18,573	2,954,407
Morgan Stanley	68,597	3,045,021
Northern Trust Corp.	17,794	1,765,699
S&P Global, Inc.	18,434	3,370,841
SEI Investments Co.	33,320	1,789,284
State Street Corp.	30,529	2,229,227
T. Rowe Price Group, Inc.	17,452	1,734,031

		$31,871,815

Chemicals — 3.3%
Air Products and Chemicals, Inc.	12,732	$2,048,197
Celanese Corp., Series A	31,640	3,193,425
DowDuPont, Inc.	70,527	4,079,987
Eastman Chemical Co.	24,530	1,933,455
Ecolab, Inc.	16,670	2,675,368
HB Fuller Co.	44,391	2,141,422
International Flavors & Fragrances, Inc.	22,135	3,134,980
Linde PLC	15,970	2,540,028
LyondellBasell Industries NV, Class A	20,574	1,919,760
PPG Industries, Inc.	16,554	1,809,849
RPM International, Inc.	40,105	2,644,925
Sherwin-Williams Co. (The)	6,244	2,647,893

		$30,769,289

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	41,265	$1,307,275
Cintas Corp.	12,672	2,374,479
Deluxe Corp.	64,156	3,230,255
KAR Auction Services, Inc.	41,424	2,366,967
Republic Services, Inc.	31,215	2,414,168
UniFirst Corp.	17,119	2,643,345
Waste Management, Inc.	24,814	2,326,313

		$16,662,802

Security	Shares	Value
Communications Equipment — 0.9%
Cisco Systems, Inc.	118,185	$5,657,516
InterDigital, Inc.	33,483	2,519,931

		$8,177,447

Consumer Finance — 0.7%
American Express Co.	20,136	$2,260,669
Capital One Financial Corp.	19,425	1,742,034
Discover Financial Services	35,634	2,540,704

		$6,543,407

Containers & Packaging — 2.6%
Avery Dennison Corp.	25,585	$2,466,394
Ball Corp.	51,236	2,516,200
Berry Global Group, Inc.(1)	47,175	2,373,846
Crown Holdings, Inc.(1)	104,769	5,372,554
International Paper Co.	44,033	2,033,884
Packaging Corp. of America	20,530	2,008,245
Sealed Air Corp.	56,059	2,047,835
Sonoco Products Co.	59,445	3,420,465
WestRock Co.	41,197	1,940,791

		$24,180,214

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,906,812

		$1,906,812

Diversified Consumer Services — 0.2%
TAL Education Group ADR(1)	68,100	$1,911,567

		$1,911,567

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	34,040	$7,428,890

		$7,428,890

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	121,928	$3,809,031
Verizon Communications, Inc.	38,279	2,308,223

		$6,117,254

Electrical Equipment — 0.9%
AMETEK, Inc.	27,295	$2,004,272
Eaton Corp. PLC	26,377	2,029,446
Emerson Electric Co.	30,344	2,048,827
Rockwell Automation, Inc.	11,745	2,047,623

		$8,130,168

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	30,891	$2,716,555
CDW Corp.	20,861	1,933,398
Corning, Inc.	90,047	2,901,314
TE Connectivity, Ltd.	35,965	2,766,787

		$10,318,054

Energy Equipment & Services — 1.2%
Halliburton Co.	96,073	$3,019,574
Oil States International, Inc.(1)	101,505	2,275,742
Schlumberger, Ltd.	50,705	2,286,796

Security	Shares	Value
TechnipFMC PLC	65,459	$1,511,448
Unit Corp.(1)	127,386	2,649,629

		$11,743,189

Entertainment — 0.9%
Activision Blizzard, Inc.	29,995	$1,496,151
Netflix, Inc.(1)	10,485	3,000,073
Walt Disney Co. (The)	31,760	3,667,962

		$8,164,186

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	21,476	$1,818,373

		$1,818,373

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	40,038	$2,964,814
Baxter International, Inc.	26,419	1,811,023
Becton, Dickinson and Co.	7,784	1,967,406
Boston Scientific Corp.(1)	53,829	2,027,739
Danaher Corp.	18,921	2,072,606
Intuitive Surgical, Inc.(1)	3,682	1,954,663
Medtronic PLC	30,630	2,987,344
Stryker Corp.	11,703	2,053,408

		$17,839,003

Health Care Providers & Services — 1.6%
Anthem, Inc.	7,535	$2,185,677
Cigna Corp.	10,663	2,381,901
CVS Health Corp.	25,958	2,081,832
Humana, Inc.	6,036	1,988,681
UnitedHealth Group, Inc.	21,329	6,001,127

		$14,639,218

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	31,376	$1,891,659
Marriott International, Inc., Class A	15,231	1,752,022
McDonald’s Corp.	32,051	6,041,934
Starbucks Corp.	51,170	3,414,062

		$13,099,677

Household Products — 0.2%
Procter & Gamble Co. (The)	17,702	$1,673,016

		$1,673,016

Industrial Conglomerates — 1.8%
3M Co.	44,031	$9,154,926
Honeywell International, Inc.	29,146	4,277,175
Roper Technologies, Inc.	11,167	3,323,188

		$16,755,289

Insurance — 3.0%
Aflac, Inc.	56,760	$2,596,203
Allstate Corp. (The)	19,606	1,748,659
American Financial Group, Inc.	16,939	1,733,876
American International Group, Inc.	59,453	2,571,342
Aon PLC	13,238	2,185,726
Chubb, Ltd.	27,475	3,674,507
Hartford Financial Services Group, Inc.	36,832	1,627,606
Loews Corp.	37,133	1,784,612

Security	Shares	Value
Marsh & McLennan Cos., Inc.	30,146	$2,673,950
Progressive Corp. (The)	30,987	2,054,128
Prudential Financial, Inc.	17,993	1,687,024
Travelers Cos., Inc. (The)	13,951	1,818,792
Willis Towers Watson PLC	12,422	1,980,688

		$28,137,113

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(1)	5,583	$6,195,176
Alphabet, Inc., Class C(1)	5,844	6,395,849
Autohome, Inc. ADR	33,480	2,756,743
Baidu, Inc. ADR(1)	13,580	2,556,842
Facebook, Inc., Class A(1)	49,580	6,971,444

		$24,876,054

Internet & Direct Marketing Retail — 2.4%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$2,091,341
Amazon.com, Inc.(1)	7,996	13,514,600
Booking Holdings, Inc.(1)	1,790	3,386,465
eBay, Inc.(1)	111,446	3,326,663

		$22,319,069

IT Services — 5.0%
Accenture PLC, Class A	33,823	$5,564,560
Automatic Data Processing, Inc.	34,500	5,085,990
Cognizant Technology Solutions Corp., Class A	19,048	1,356,789
Fidelity National Information Services, Inc.	20,781	2,243,309
Fiserv, Inc.(1)	46,661	3,692,285
International Business Machines Corp.	21,100	2,622,097
Mastercard, Inc., Class A	39,317	7,905,469
Paychex, Inc.	71,230	5,040,235
PayPal Holdings, Inc.(1)	55,778	4,786,310
Visa, Inc., Class A	57,804	8,191,405

		$46,488,449

Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	5,736	$1,935,900
Thermo Fisher Scientific, Inc.	9,208	2,297,856

		$4,233,756

Machinery — 4.1%
Caterpillar, Inc.	38,403	$5,210,135
Cummins, Inc.	7,370	1,113,312
Deere & Co.	13,380	2,072,294
Donaldson Co., Inc.	48,224	2,702,473
Dover Corp.	22,976	1,950,433
Fortive Corp.	27,389	2,083,481
Graco, Inc.	46,928	2,067,178
IDEX Corp.	14,236	1,956,026
Illinois Tool Works, Inc.	17,075	2,374,279
Ingersoll-Rand PLC	27,142	2,809,740
ITT, Inc.	47,907	2,656,443
PACCAR, Inc.	30,953	1,925,896
Parker-Hannifin Corp.	11,867	2,041,599
Pentair PLC	30,759	1,313,409
Stanley Black & Decker, Inc.	13,503	1,766,868

Security	Shares	Value
Toro Co. (The)	37,315	$2,313,157
Xylem, Inc.	27,958	2,040,375

		$38,397,098

Media — 0.8%
Charter Communications, Inc., Class A(1)	6,534	$2,150,993
Comcast Corp., Class A	96,012	3,745,428
Omnicom Group, Inc.	23,769	1,829,500

		$7,725,921

Metals & Mining — 0.2%
Newmont Mining Corp.	57,393	$1,856,090

		$1,856,090

Multiline Retail — 0.2%
Target Corp.	28,315	$2,009,232

		$2,009,232

Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp.	34,403	$1,819,919
Arch Coal, Inc., Class A	43,205	3,511,270
California Resources Corp.(1)	115,002	2,753,148
Carrizo Oil & Gas, Inc.(1)	232,114	3,971,471
Chevron Corp.	60,676	7,216,803
ConocoPhillips	52,682	3,486,495
CONSOL Energy, Inc.(1)	75,297	2,587,205
EOG Resources, Inc.	25,363	2,620,251
Exxon Mobil Corp.	100,303	7,974,088
Gulfport Energy Corp.(1)	444,885	3,790,420
Kinder Morgan, Inc.	157,895	2,695,268
Marathon Petroleum Corp.	34,911	2,274,801
Occidental Petroleum Corp.	42,591	2,992,870
Phillips 66	35,244	3,296,019
Royal Dutch Shell PLC, Class A	121,218	3,672,671
SemGroup Corp., Class A	173,560	2,816,879
Valero Energy Corp.	22,660	1,810,534
World Fuel Services Corp.	111,024	2,863,309

		$62,153,421

Pharmaceuticals — 3.0%
Allergan PLC	10,720	$1,678,752
Bristol-Myers Squibb Co.	36,600	1,956,636
Eli Lilly & Co.	22,012	2,611,504
Johnson & Johnson	61,285	9,002,767
Merck & Co., Inc.	63,063	5,003,418
Pfizer, Inc.	130,863	6,049,796
Zoetis, Inc.	22,598	2,121,274

		$28,424,147

Professional Services — 0.8%
Equifax, Inc.	18,530	$1,902,475
IHS Markit, Ltd.(1)	57,529	3,070,323
Verisk Analytics, Inc.(1)	20,488	2,526,580

		$7,499,378

Road & Rail — 1.8%
CSX Corp.	37,577	$2,729,218
Genesee & Wyoming, Inc., Class A(1)	30,526	2,542,205

Security	Shares	Value
Kansas City Southern	19,715	$2,031,631
Landstar System, Inc.	19,875	2,167,965
Norfolk Southern Corp.	15,368	2,623,932
Union Pacific Corp.	31,024	4,770,871

		$16,865,822

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc.(1)	30,967	$1,456,688
Analog Devices, Inc.	30,549	2,808,064
Applied Materials, Inc.	98,735	3,680,841
Broadcom, Inc.	11,928	2,831,827
Intel Corp.	95,462	4,707,231
Micron Technology, Inc.(1)	35,008	1,349,908
MKS Instruments, Inc.	39,078	3,066,060
NVIDIA Corp.	14,841	2,425,465
QUALCOMM, Inc.	36,194	2,108,662
Silicon Laboratories, Inc.(1)	42,109	3,721,172
Texas Instruments, Inc.	45,264	4,519,610

		$32,675,528

Software — 4.3%
Adobe, Inc.(1)	20,233	$5,076,257
CDK Global, Inc.	39,020	1,966,608
Intuit, Inc.	31,949	6,854,019
Microsoft Corp.	150,010	16,634,609
Oracle Corp.	125,767	6,132,399
salesforce.com, Inc.(1)	24,814	3,542,447

		$40,206,339

Specialty Retail — 1.4%
Home Depot, Inc. (The)	38,021	$6,855,947
Lowe’s Cos., Inc.	27,547	2,599,610
TJX Cos., Inc. (The)	84,172	4,111,802

		$13,567,359

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	106,850	$19,081,273
Hewlett Packard Enterprise Co.	66,476	997,140
HP, Inc.	91,958	2,115,034

		$22,193,447

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	39,604	$2,975,053

		$2,975,053

Tobacco — 0.2%
Philip Morris International, Inc.	18,363	$1,588,950

		$1,588,950

Trading Companies & Distributors — 0.2%
Watsco, Inc.	11,607	$1,783,996

		$1,783,996

Total Common Stocks (identified cost $600,258,808)		$753,280,813

Exchange-Traded Funds — 3.6%

Security	Shares	Value
Equity Funds — 3.6%
iShares MSCI China ETF	438,060	$25,179,689
iShares MSCI Taiwan ETF	258,050	8,593,065

Total Exchange-Traded Funds (identified cost $35,725,531)		$33,772,754

Short-Term Investments — 15.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(2)	140,857,284	$140,843,198

Total Short-Term Investments (identified cost $140,854,418)		$140,843,198

Total Investments — 99.3% (identified cost $776,838,757)		$927,896,765

Other Assets, Less Liabilities — 0.7%		$6,373,063

Net Assets — 100.0%		$934,269,828

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $760,194.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Equity Futures
MSCI Emerging Markets Index	2,290	Long	12/21/18	$ 114,454,200	$(3,123,491)

					$(3,123,491)

Abbreviations:

ADR	-	American Depositary Receipt

At November 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At November 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,123,491.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$46,883,415	$—		$—	$46,883,415
Consumer Discretionary	66,949,751	—		—	66,949,751
Consumer Staples	7,250,505	—		—	7,250,505
Energy	70,223,939	3,672,671		—	73,896,610
Financials	110,405,093	—		—	110,405,093
Health Care	78,817,856	—		—	78,817,856
Industrials	152,212,726	—		—	152,212,726
Information Technology	160,059,264	—		—	160,059,264
Materials	56,805,593	—		—	56,805,593
Total Common Stocks	$749,608,142	$3,672,671	*	$—	$753,280,813
Exchange-Traded Funds	$33,772,754	$—		$—	$33,772,754
Short-Term Investments	—	140,843,198		—	140,843,198
Total Investments	$783,380,896	$144,515,869		$—	$927,896,765

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3,123,491)	$—	$—	$(3,123,491)
Total	$(3,123,491)	$—	$—	$(3,123,491)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2018 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2018, the value of the Fund’s investment in the Portfolio was $1,060,018,303 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Biotechnology — 15.3%
AbbVie, Inc.	63,089	$5,947,400
Agios Pharmaceuticals, Inc.(1)	41,760	2,747,808
Atara Biotherapeutics, Inc.(1)	79,028	3,157,169
Biogen, Inc.(1)	63,797	21,290,335
BioMarin Pharmaceutical, Inc.(1)	128,819	12,370,489
Bluebird Bio, Inc.(1)	22,532	2,768,957
Celgene Corp.(1)	225,793	16,306,770
CSL, Ltd.	126,045	16,432,032
Exact Sciences Corp.(1)	53,522	4,173,646
Galapagos NV(1)	63,617	6,421,546
Gilead Sciences, Inc.	378,226	27,209,578
Idorsia, Ltd.(1)	131,332	2,508,918
Incyte Corp.(1)	135,194	8,686,215
Neurocrine Biosciences, Inc.(1)	65,389	5,771,887
Sanbio Co., Ltd.(1)	52,008	3,995,061
Vertex Pharmaceuticals, Inc.(1)	121,498	21,965,623

		$161,753,434

Health Care Distributors — 0.4%
Amplifon SpA	252,313	$4,232,726

		$4,232,726

Health Care Equipment — 18.0%
Abbott Laboratories	481,983	$35,690,841
Baxter International, Inc.	261,960	17,957,358
Boston Scientific Corp.(1)	554,801	20,899,354
Danaher Corp.	210,279	23,033,962
Edwards Lifesciences Corp.(1)	88,568	14,348,902
Intuitive Surgical, Inc.(1)	51,580	27,382,274
iRhythm Technologies, Inc.(1)	61,796	4,577,848
Koninklijke Philips NV	357,605	13,560,341
Masimo Corp.(1)	44,297	4,891,275
Medtronic PLC	117,565	11,466,114
Teleflex, Inc.	42,543	11,717,193
Wright Medical Group NV(1)	188,345	5,266,126

		$190,791,588

Health Care Facilities — 0.3%
NMC Health PLC	82,895	$3,498,582

		$3,498,582

Health Care Services — 1.3%
Amedisys, Inc.(1)	46,697	$6,362,466
UDG Healthcare PLC	789,866	6,765,567

		$13,128,033

1

Security	Shares	Value
Health Care Supplies — 2.1%
Coloplast A/S, Class B	70,833	$6,762,786
Cooper Cos., Inc. (The)	38,090	10,620,635
West Pharmaceutical Services, Inc.	47,392	5,192,267

		$22,575,688

Health Care Technology — 0.6%
Medidata Solutions, Inc.(1)	82,720	$6,386,811

		$6,386,811

Holding Company – Diversified — 0.2%
Federal Street Acquisition Corp., Class A(1)	247,646	$2,466,554

		$2,466,554

Life Sciences Tools & Services — 5.2%
Agilent Technologies, Inc.	186,747	$13,511,145
Lonza Group AG	39,717	12,882,488
Thermo Fisher Scientific, Inc.	113,610	28,351,376

		$54,745,009

Managed Health Care — 13.3%
Anthem, Inc.	108,551	$31,487,388
Centene Corp.(1)	95,083	13,525,557
Humana, Inc.	74,734	24,622,611
UnitedHealth Group, Inc.	243,399	68,482,743
WellCare Health Plans, Inc.(1)	10,202	2,600,286

		$140,718,585

Pharmaceuticals — 42.4%
AstraZeneca PLC	173,771	$13,531,397
Dechra Pharmaceuticals PLC	141,046	3,896,223
Elanco Animal Health, Inc.(1)	80,975	2,705,375
Eli Lilly & Co.	291,701	34,607,407
Galenica AG(2)	91,077	4,239,064
GlaxoSmithKline PLC	1,646,332	34,128,343
Johnson & Johnson	566,387	83,202,250
Merck & Co., Inc.	765,329	60,721,203
Novartis AG	550,228	50,236,600
Novo Nordisk A/S, Class B	514,946	23,950,872
Pfizer, Inc.	1,082,041	50,022,755
Roche Holding AG PC	84,061	21,820,886
Sanofi	312,354	28,318,108
Santen Pharmaceutical Co., Ltd.	419,483	7,206,407
UCB SA	92,723	7,814,158
Zoetis, Inc.	247,786	23,259,672

		$449,660,720

Total Common Stocks (identified cost $778,158,368)		$1,049,957,730

2

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(4)	225,537	$225,514

Total Short-Term Investments (identified cost $225,514)		$225,514

Total Investments — 99.1% (identified cost $778,383,882)		$1,050,183,244

Other Assets, Less Liabilities — 0.9%		$9,835,488

Net Assets — 100.0%		$1,060,018,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $4,239,064 or 0.4% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $23,191.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.4%	$777,981,139
Switzerland	8.6	91,687,956
United Kingdom	4.9	51,555,963
Denmark	2.9	30,713,658
France	2.7	28,318,108
Australia	1.6	16,432,032
Belgium	1.3	14,235,704
Netherlands	1.3	13,560,341
Japan	1.1	11,201,468
Ireland	0.6	6,765,567
Italy	0.4	4,232,726
United Arab Emirates	0.3	3,498,582

Total Investments	99.1%	$1,050,183,244

Abbreviations:

PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at November 30, 2018.

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$132,395,877	$29,357,557		$—	$161,753,434
Health Care Distributors	—	4,232,726		—	4,232,726
Health Care Equipment	177,231,247	13,560,341		—	190,791,588
Health Care Facilities	—	3,498,582		—	3,498,582
Health Care Services	6,362,466	6,765,567		—	13,128,033
Health Care Supplies	15,812,902	6,762,786		—	22,575,688
Health Care Technology	6,386,811	—		—	6,386,811
Holding Company - Diversified	2,466,554	—		—	2,466,554
Life Sciences Tools & Services	41,862,521	12,882,488		—	54,745,009
Managed Health Care	140,718,585	—		—	140,718,585
Pharmaceuticals	254,518,662	195,142,058		—	449,660,720
Total Common Stocks	$777,755,625	$272,202,105	*	$—	$1,049,957,730
Short-Term Investments	$—	$225,514		$—	$225,514
Total Investments	$777,755,625	$272,427,619		$—	$1,050,183,244

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019